LONG-TERM DEBT AND OTHER DEBTS - Narrative (Details)											6 Months Ended		12 Months Ended
	Jul. 01, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 27, 2024 USD ($)	Jun. 25, 2024	Jul. 19, 2023 USD ($) shares	Jul. 19, 2023 CAD ($) shares	Feb. 08, 2023	Nov. 08, 2022 CAD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Jul. 02, 2024 USD ($)	Jul. 02, 2024 CAD ($)	Jun. 27, 2024 CAD ($)	May 08, 2024 USD ($)	May 07, 2024 USD ($)	Jul. 19, 2023 CAD ($)	Mar. 20, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Jan. 25, 2022 USD ($)	Aug. 11, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 279,574,884									$ 279,574,884		$ 224,942,365
Public warrants
Disclosure of detailed information about borrowings [line items]
Warrant liability		3,307,926									3,307,926		8,558,066								$ 13,080,646
Development Costs
Disclosure of detailed information about borrowings [line items]
Decrease through government assistance											337,943		310,311
Government Assistance Receivables
Disclosure of detailed information about borrowings [line items]
Reduction in property, plant and equipment											3,902,824		3,849,847
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount		134,896,502									134,896,502											$ 200,000,000	$ 100,000,000
Debt, extended maturity (in years)																						1 year
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)
Disclosure of detailed information about borrowings [line items]
Borrowings		26,932,757								$ 50,000,000	26,932,757		23,573,074						$ 50,000,000	$ 26,991,772
Proportion of amount disbursed forgiven (as a percent)										30.00%
Eligible reimbursement on incurred debt cost						$ 50,000,000
Borrowings maturity, term (in years)										10 years
Borrowings, interest rate (as a percent)										4.41%
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2) | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties																			3,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2) | Top of Range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties																			$ 15,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)
Disclosure of detailed information about borrowings [line items]
Notional amount		21,507,926									21,507,926		21,982,156
Borrowings		$ 15,093,134							$ 49,950,000		$ 15,093,134		15,124,280								6,189,814
Proportion of amount disbursed forgiven (as a percent)									30.00%
Borrowings maturity, term (in years)				15 years
Discount rate (as a percent)		4.03%									4.03%
Borrowings, fair value		$ 7,514,770									$ 7,514,770		7,329,216
Loans on research and development tax credits and subsidies receivable (Note 7.4)
Disclosure of detailed information about borrowings [line items]
Borrowings		21,918,609									21,918,609		22,682,595
Maximum borrowing capacity								$ 30,000,000
Borrowings, interest rate (as a percent)								10.95%
Advances								$ 30,000,000
Loans on research and development tax credits and subsidies receivable (Note 7.4) | Loan Amendment
Disclosure of detailed information about borrowings [line items]
Available liquidity amount	$ 25,000,000
Borrowings, interest rate (as a percent)	12.95%
Capitalization interest payable (as a percent)	50.00%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)
Disclosure of detailed information about borrowings [line items]
Notional amount		13,043									13,043		19,283
Borrowings		$ 2,640									$ 2,640		10,361
Borrowings, interest rate (as a percent)		2.35%									2.35%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5) | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		2.35%									2.35%
Credit Facility | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)							30 days
Credit Facility | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)							120 days
Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)							2.50%
Borrowings, adjustment to interest rate basis																	1.00%
Non Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 45,592,369			$ 42,237,853						$ 45,592,369		44,532,212								42,237,853
Borrowings maturity, term (in years)					30 days	30 days
Maximum borrowing capacity					$ 44,148,002
Borrowings, interest rate (as a percent)					11.00%														11.00%
Borrowings, interest rate (as a percent)					100.00%														100.00%
Debt instrument, covenant, default period (in days)					15 days	15 days
Default threshold amount for payment acceleration					$ 15,000,000
Effective interest rate (as a percent)					22.54%														22.54%
Borrowing costs incurred					$ (1,910,149)
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 47,870,182			41,743,240						$ 47,870,182		44,656,323								41,743,240
Maximum borrowing capacity					$ 43,662,941
Borrowings, interest rate (as a percent)					0.75%														0.75%
Borrowings, interest rate (as a percent)		150.00%									150.00%
Default threshold amount for payment acceleration					$ 15,000,000
Issuance of shares through "at-the-market" equity program (in shares) | shares					258,155	258,155
Effective interest rate (as a percent)					21.02%														21.02%
Borrowing costs incurred					$ (1,919,701)
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 74,005,000
Borrowings, interest rate (as a percent)					13.00%														13.00%
Debt instrument, covenant, default period (in days)					15 days	15 days
Revolving Credit Facility, July 2024 Amendment
Disclosure of detailed information about borrowings [line items]
Percentage of revolving credit facility available to drawn											50.00%	50.00%
Number of consecutive days under revolving credit facility											30 days	30 days
Available liquidity amount												$ 15,000,000
Tangible net worth test amount											$ 40,000,000
Essor Loan
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 3,653,102													$ 5,000,000
Borrowings maturity, term (in years)			3 years
Unsecured loan borrowing capacity under conditions			$ 5,479,652													$ 7,500,000
Essor Loan | Draw On Unsecured Loan
Disclosure of detailed information about borrowings [line items]
Unsecured loan borrowing drawn														$ 3,700,000	$ 5,000,000
Essor Loan | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)			13.00%													13.00%
2023 Debenture Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,026,498									6,026,498		25,034,073								30,342,059
Proceeds from the 2023 Debentures Financing					$ 142,920,845
Non-Convertible Debentures, Warrants | Public warrants
Disclosure of detailed information about borrowings [line items]
Warrant liability		$ 4,688,793									$ 4,688,793		$ 18,043,426								$ 24,767,843
Supplier Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings																	$ 10,000,000	$ 5,000,000
Non-Convertible Debentures and July 2023 Warrants
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 68,915,845														$ 90,900,000
Capitalization interest payable (as a percent)		50.00%